- Financial Information for the Partnership's Equity Investments (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 120,167	$ 182,264
Non-current assets	1,369,492	1,418,299
Current liabilities	133,085	146,490
Non-current liabilities	$ 541,312	$ 419,215